Investment in Associates (Details) $ in Thousands		12 Months Ended
	Oct. 21, 2025 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 shares
NUAG [Member]
Investment in Associates [Line Items]
Number of additional shares acquired	3,083,536
Cash outflows arising from the acquisition | $	$ 7,800
Proportion of ownership interest held	27.99%	27.84%	27.31%
Dilution gain (loss), amount | $	$ 300	$ (285)
Shares purchased		51,426,988	46,907,701
Tincorp Metals Inc ("TIN") [Member]
Investment in Associates [Line Items]
Proportion of ownership interest held		29.15%	29.15%
Shares purchased		20,738,698	19,864,285
NUAG [Member]
Investment in Associates [Line Items]
Number of common shares issued by an associate	11,385,000